Events After Reporting Date - Schedule of Loan Agreements (Details) - January 15, 2025 Fareed Aljawhari [Member]	12 Months Ended
Dec. 31, 2024 AED (د.إ)
Schedule of Loan Agreements [Line Items]
Commission	0.00%
Repayment Date	within one month After IPO
Amount AED	د.إ 950,000